Segment Information Geographic Allocation of Trading Container Sales Proceeds and Gains on Sale of Owned Fleet Containers Net (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Segment Reporting Information [Line Items]
Gain on sale of owned fleet containers, net	$ 67,229	$ 27,230	$ 21,397
Percent of Total, Trading container sales proceeds	100.00%	100.00%	100.00%
Percent of Total, Gain on sale of containers, net	100.00%	100.00%	100.00%
Trading Containers
Segment Reporting Information [Line Items]
Revenue	$ 32,045	$ 31,941	$ 58,734
Asia
Segment Reporting Information [Line Items]
Gain on sale of owned fleet containers, net	$ 46,328	$ 13,082	$ 7,714
Percent of Total, Trading container sales proceeds	44.70%	46.60%	67.30%
Percent of Total, Gain on sale of containers, net	68.90%	48.10%	36.00%
Asia | Trading Containers
Segment Reporting Information [Line Items]
Revenue	$ 14,317	$ 14,896	$ 39,519
Europe
Segment Reporting Information [Line Items]
Gain on sale of owned fleet containers, net	$ 10,516	$ 5,538	$ 5,577
Percent of Total, Trading container sales proceeds	16.60%	12.50%	10.90%
Percent of Total, Gain on sale of containers, net	15.70%	20.30%	26.10%
Europe | Trading Containers
Segment Reporting Information [Line Items]
Revenue	$ 5,321	$ 3,991	$ 6,411
North / South America
Segment Reporting Information [Line Items]
Gain on sale of owned fleet containers, net	$ 10,385	$ 8,610	$ 6,809
Percent of Total, Trading container sales proceeds	38.70%	40.90%	21.80%
Percent of Total, Gain on sale of containers, net	15.40%	31.60%	31.80%
North / South America | Trading Containers
Segment Reporting Information [Line Items]
Revenue	$ 12,404	$ 13,045	$ 12,788
All other international
Segment Reporting Information [Line Items]
Gain on sale of owned fleet containers, net			$ 1,297
Percent of Total, Trading container sales proceeds	0.00%	0.00%	0.00%
Percent of Total, Gain on sale of containers, net			6.10%
All other international | Trading Containers
Segment Reporting Information [Line Items]
Revenue	$ 3	$ 9	$ 16